Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Sub-classifications of financial information
Net exposure	kr 347.5	kr 337.4
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 161.3	kr 169.6
Percentage of net exposures	46.40%	50.30%
Regional governments
Sub-classifications of financial information
Net exposure	kr 16.5	kr 13.4
Percentage of net exposures	4.70%	4.00%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.1	kr 0.1
Percentage of net exposures	0.90%	0.00%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 4.0	kr 0.6
Percentage of net exposures	1.20%	0.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 45.7	kr 34.2
Percentage of net exposures	13.20%	10.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 116.9	kr 119.5
Percentage of net exposures	33.60%	35.40%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 282.5	kr 277.1
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 110.4	kr 121.2
Percentage of net exposures	39.10%	43.80%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 16.5	kr 13.4
Percentage of net exposures	5.80%	4.80%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.1	kr 0.1
Percentage of net exposures	1.10%	0.00%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 4.0	kr 0.6
Percentage of net exposures	1.40%	0.20%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 38.9	kr 28.7
Percentage of net exposures	13.80%	10.40%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 109.6	kr 113.1
Percentage of net exposures	38.80%	40.80%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 65.0	kr 60.3
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 50.9	kr 48.4
Percentage of net exposures	78.30%	80.30%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure		kr 0.0
Percentage of net exposures		0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.8	kr 5.5
Percentage of net exposures	10.50%	9.10%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 7.3	kr 6.4
Percentage of net exposures	11.20%	10.60%